SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Other revenue from tenants	$ 959	$ 1,176	$ 1,152
Investment and other revenue	803	793	960
Total revenue	7,147	9,111	9,483
Office
Disclosure of operating segments [line items]
Total revenue	1,847	1,954	1,998
Retail
Disclosure of operating segments [line items]
Total revenue	1,490	1,548	1,559
LP Investments
Disclosure of operating segments [line items]
Total revenue	3,656	5,353	5,678
Corporate
Disclosure of operating segments [line items]
Total revenue	154	256	248
Operating segments
Disclosure of operating segments [line items]
Lease revenue	3,747	4,786	4,778
Other revenue from tenants	956	1,175	1,151
Hospitality revenue	1,641	2,357	2,594
Investment and other revenue	803	793	960
Total revenue	7,147	9,111	9,483
Operating segments | Office
Disclosure of operating segments [line items]
Lease revenue	1,192	1,287	1,340
Other revenue from tenants	430	454	463
Hospitality revenue	25	27	27
Investment and other revenue	200	186	168
Total revenue	1,847	1,954	1,998
Operating segments | Retail
Disclosure of operating segments [line items]
Lease revenue	1,104	1,143	1,152
Other revenue from tenants	256	271	278
Hospitality revenue	0	0	0
Investment and other revenue	130	134	129
Total revenue	1,490	1,548	1,559
Operating segments | LP Investments
Disclosure of operating segments [line items]
Lease revenue	1,451	2,356	2,286
Other revenue from tenants	270	450	410
Hospitality revenue	1,616	2,330	2,567
Investment and other revenue	319	217	415
Total revenue	3,656	5,353	5,678
Operating segments | Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0
Other revenue from tenants	0	0	0
Hospitality revenue	0	0	0
Investment and other revenue	154	256	248
Total revenue	$ 154	$ 256	$ 248